Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Total		¥ 127,657	¥ 1,578	¥ 205,377	¥ 13,174
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		7,043	(16,018)	19,837	(29,825)
Realized gain on investments in equity securities held for operating purposes		1,254	7	1,330	52
Equity in earnings of affiliates		8,009	8,536	16,274	15,155
Corporate items		(4,635)	(23,719)	(3,244)	(26,201)
Other	[1],[2]	81,758	6,728	90,685	5,166
Total		¥ 93,429	¥ (24,466)	¥ 124,882	¥ (35,653)

[1]	Includes gain of \73,293 million from the sale of a part of Nomura Research Institute, Ltd. ordinary shares for the six and three months ended September 30, 2019.
[2]	Includes the impact of Nomura's own creditworthiness.